United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                      811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor,
Chicago, IL 60603

(Address of principle executive offices) (Zip Code)

Walter H. Clark

115 South LaSalle Street, 34th Floor,
Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 462-2392
Date of fiscal year end:	December 31, 2016
Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

RMB Fund

Portfolio Holdings As of September 30, 2016 (Unaudited)

		Number of Shares	Value
	Common Stocks 96.80% (percentage of net assets)
	Consumer Discretionary 16.29%
	Cable & Satellite 1.43%
	Comcast Corp.	20,000	$1,326,800
	Home Improvement Retail 3.48%
	Home Depot, Inc.	25,000	3,217,000
	Internet & Direct Marketing 9.04%
*	Amazon.com, Inc.	10,000	8,373,100
	Restaurants 2.34%
	Starbucks Corp.	40,000	2,165,600
	Total Consumer Discretionary (Cost: $5,301,847)		15,082,500

	Consumer Staples 17.37%
	Biotechnology 5.78%
	Amgen, Inc.	20,000	3,336,200
*	Regeneron Pharmaceuticals, Inc.	5,000	2,010,100
			5,346,300
	Drug Retail 3.49%
	CVS Health Corp.	36,350	3,234,787
	Health Care Equipment 3.13%
*	Edwards Lifesciences Corp.	24,000	2,893,440
	Hypermarkets & Super Centers 3.80%
	Costco Wholesale Corp.	23,050	3,515,355
	Soft Drinks 1.17%
	PepsiCo, Inc.	10,000	1,087,700
	Total Consumer Staples (Cost: $9,990,951)		16,077,582

	Energy 8.65%
	Integrated Oil & Gas 2.54%
	Chevron Corp.	18,700	1,924,604
	Exxon Mobil Corp. [a]	2,000	174,560
	Royal Dutch Shell PLC, Class A a	5,000	250,350
			2,349,514
	Oil & Gas - Equipment & Services 2.13%
	Schlumberger, Ltd.	25,000	1,966,000
	Oil & Gas - Storage & Transportation 3.98%
	The Williams Companies, Inc.	120,000	3,687,600
	Total Energy (Cost: $5,636,256)		8,003,114

	Financial Services 11.58%
	Diversified Banks 5.27%
	JPMorgan Chase & Co. [a]	40,000	2,663,600

RMB FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Wells Fargo & Co.	50,000	$2,214,000
			4,877,600
	Investment Banking & Brokerage 2.41%
	Morgan Stanley	69,700	2,234,582
	Multi-Sector Holdings 3.90%
*	Berkshire Hathaway, Inc., Class B	25,000	3,611,750
	Total Financial Services (Cost: $7,810,802)		10,723,932

	Health Care 6.53%
	Health Care Equipment 3.01%
	Becton, Dickinson and Co.	15,500	2,785,815
	Managed Health Care 3.52%
	Aetna, Inc. [a]	10,000	1,154,500
	UnitedHealth Group, Inc.	15,000	2,100,000
			3,254,500
	Total Health Care (Cost: $4,178,512)		6,040,315
	Industrials 5.65%
	Aerospace & Defense 2.08%
	Northrop Grumman Corp. [a]	9,000	1,925,550
	Industrial Conglomerates 3.57%
	General Electric Co.	33,000	977,460
	Honeywell International, Inc. [a]	20,000	2,331,800
			3,309,260
	Total Industrials (Cost: $4,548,888)		5,234,810
	Information Technology 27.92%
	Data Processing & Outsourced Services 6.32%
*	Alliance Data Systems Corp.	9,550	2,048,762
	Visa, Inc.[a]	46,000	3,804,200
			5,852,962
	Internet Software & Services 11.33%
*	Alphabet, Inc., Class Aa	5,000	4,020,300
*	Alphabet, Inc., Class C	5,013	3,896,555
*	Facebook, Inc.[a]	20,000	2,565,400
			10,482,255
	IT Consulting & Other Serivces 2.28%
	Accenture PLC	17,300	2,113,541
	Systems Software 0.62%
	Microsoft Corp.	10,000	576,000
	Technology Hardware, Storage & Peripherals 7.37%
	Apple, Inc. [a]	60,365	6,824,263
	Total Information Technology (Cost: $11,792,569)		25,849,021

RMB FUND	See Notes to Portfolio Holdings

	Number of Shares	Value
Telecommunications Services 2.81%
Integrated Telecommunications Services 2.81%
Verizon Communications, Inc. [a]	50,000	$2,599,000
Total Telecommunications Services (Cost: $1,505,270)		2,599,000
Total Common Stocks (Cost: $50,765,095)		89,610,274

Short-Term Instruments 3.78% (percentage of net assets)

Money Market Fund 3.78%
Fidelity Treasury Portfolio, Class I, 0.20%	3,500,000	3,500,000
Total Money Market Fund (Cost: $3,500,000)		3,500,000
Total Short-Term Instruments (Cost: $3,500,000)		3,500,000
Total Investments 100.58% (Cost: $54,265,095)		$93,110,274
Call option written (0.42)% (Premiums received: $322,986)		(389,920)
Liabilities, less cash and other assets (0.16)%		(146,542)
Net Assets 100.00%		$92,573,812

	Number of Contracts
Call Option Written (0.42)% (percentage of net assets)
Energy (0.03)%
Integrated Oil & Gas (0.03)%
Exxon Mobil Corp., Calls
@ 80 due Jan 2017	(20)	(17,240)
Royal Dutch Shell PLC, Class A, Calls
@ 50 due Jan 2017	(50)	(10,750)
		(27,990)
Total Energy (Premiums received: $19,422)		(27,990)

Financial Services (0.15)%
Diversified Banks (0.15)%
JPMorgan Chase & Co., Calls
@ 57.5 due Jan 2017	(150)	(139,050)
Total Financial Services (Premiums received: $66,742)		(139,050)

Health Care (0.01)%
Managed Health Care (0.01)%
Aetna, Inc., Calls
@ 135 due Jan 2017	(100)	(6,300)
Total Health Care (Premiums received: $45,195)		(6,300)

Industrials (0.01)%
Aerospace & Defense (0.01)%
Northrop Grumman Corp., Calls

RMB FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 220 due Nov 2016	(20)	$(4,800)
@ 230 due Nov 2016	(20)	(1,000)
		(5,800)
Industrial Conglomerates (0.00)%[b]
Honeywell International, Inc., Calls
@ 125 due Dec 2016	(50)	(2,700)
Total Industrials (Premiums received: $36,766)		(8,500)

Information Technology (0.22)%
Data Processing & Outsourced Services (0.03)%
Visa, Inc., Calls
@ 80 due Jan 2017	(30)	(15,510)
@ 85 due Jan 2017	(50)	(11,950)
		(27,460)
Internet Software & Services (0.11)%
Alphabet, Inc., Class A, Calls
@ 775 due Dec 2016	(10)	(31,620)
Facebook, Inc., Calls
@ 115 due Dec 2016	(50)	(76,500)
		(108,120)
Technology Hardware, Storage & Peripherals (0.08)%
Apple, Inc., Calls
@ 100 due Jan 2017	(50)	(71,500)
Total Information Technology (Premiums received: $136,569)		(207,080)

TELECOMMUNICATIONS SERVICES (0.00)%[b]
Integrated Telecommunications Services (0.00)%[b]
Verizon Communications, Inc., Calls
@ 55 due Oct 2016	(200)	(1,000)
		(1,000)
Total Telecommunications Services (Premiums received: $18,292)		(1,000)
Total Call Option Written (Premiums received: $322,986)		(389,920)

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2016, based on securities owned was $52,962,175.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2016 was $40,244,949 and $(96,850), respectively, and net unrealized appreciation was $40,148,099.

* Indicates securities that do not produce income.

a Securities or partial securities on which call/put options were written.

b Rounds to less than 0.005%.

RMB FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Services Fund

Portfolio Holdings As of September 30, 2016 (Unaudited)

		Number of Shares	Value
	Common Stocks 94.91% (percentage of net assets)
	Banks 78.10%
	Banks - Regional 78.10%
	Ameris Bancorp	211,904	$7,406,045
*	Atlantic Capital Bancshares, Inc.	830,743	12,444,530
	Bank of the Ozarks, Inc.	65,500	2,515,200
	BankUnited, Inc.	100,000	3,020,000
	BNC Bancorp	785,769	19,109,902
	Boston Private Financial Holdings, Inc.	436,860	5,604,914
	Camden National Corp.	80,000	3,819,200
	Carolina Financial Corp.	88,845	1,984,797
	Citizens Financial Group, Inc.[a]	100,000	2,471,000
	CoBiz Financial, Inc.	100,000	1,331,000
	ConnectOne Bancorp, Inc.	171,060	3,089,344
*	Equity Bancshares, Inc., Class A	292,050	7,575,777
	Evans Bancorp, Inc.	43,004	1,185,190
	Farmers National Banc Corp.	109,785	1,183,482
*	FB Financial Corp.	371,884	7,504,619
	Fidelity Southern Corp.	442,504	8,137,649
	First Bancorp	159,250	3,151,558
	First Bancshares, Inc.[b]	331,945	6,449,691
	First Community Corp.	168,631	2,655,938
	First Connecticut Bancorp, Inc.	145,411	2,586,862
*	First Foundation, Inc.	360,674	8,897,828
	Guaranty Bancorp	95,800	1,710,030
	Home BancShares, Inc.	313,750	6,529,137
*	HomeTrust Bancshares, Inc.	279,710	5,174,635
	KeyCorp	550,000	6,693,500
	Live Oak Bancshares, Inc.	103,765	1,496,291
	Old Line Bancshares, Inc.	229,211	4,522,333
	Old Second Bancorp, Inc.	258,288	2,146,373
	Opus Bank	321,860	11,384,188
*	Paragon Commercial Corp.	106,447	3,861,897
	Park Sterling Corp.	878,340	7,132,121
	Pinnacle Financial Partners, Inc.	50,000	2,704,000
*	Seacoast Banking Corporation of Florida	212,620	3,421,056
*	Select Bancorp, Inc.	219,473	1,755,784
	Shore Bancshares, Inc.	361,481	4,258,246
*	Southern First Bancshares, Inc.	256,782	7,082,048
	Southern National Bancorp of Virginia, Inc.	399,080	5,207,994
	State Bank Financial Corp.	185,739	4,238,564
	Sun Bancorp, Inc.	42,338	976,314

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	SunTrust Banks, Inc.[a]	100,000	$4,380,000
	Synovus Financial Corp.[a]	100,000	3,253,000
*	Triumph Bancorp, Inc.	505,596	10,031,025
	Univest Corp. of Pennsylvania	45,000	1,051,200
*	Veritex Holdings, Inc.	164,110	2,853,873
	WashingtonFirst Bankshares, Inc.	96,150	2,366,252
*	Western Alliance Bancorp[a]	150,000	5,631,000
*	Xenith Bankshares, Inc.	1,617,817	3,737,157
	Yadkin Financial Corp.	661,497	17,390,756
			243,113,300
	Total Banks (Cost: $201,039,374)		243,113,300
	Diversified Financials 6.08%
	Asset Management & Custody Banks 1.08%
	Manning & Napier, Inc.	69,590	493,393
	Silvercrest Asset Management Group, Inc.	240,658	2,856,611
			3,350,004
	Consumer Finance 1.35%
	Synchrony Financial[a]	150,000	4,200,000
	Investment Banking & Brokerage 1.92%
*	Cowen Group, Inc.	947,630	3,439,897
	Houlihan Lokey, Inc.	100,815	2,525,416
			5,965,313
	Other Diversified Financial Services 1.25%
*	Performant Financial Corp.	583,418	1,721,083
	Voya Financial, Inc.	75,000	2,161,500
			3,882,583
	Real Estate Investment Trust 0.39%
	Community Healthcare Trust, Inc.	55,205	1,210,094
	Unregistered Investment Company 0.09%
	Peregrine Holdings LLC[b,c,3,4,5]	275,000	284,751
	Total Diversified Financials (Cost: $19,938,195)		18,892,745

	Industrials 0.08%
	Trading Companies & Distributors 0.08%
*	CAI International, Inc.	31,860	263,482
	Total Industrials (Cost: $356,849)		263,482

	Thrifts & Mortgage Finance 10.65%
	Thrifts & Mortgage Finance 10.65%
*	ASB Bancorp, Inc.	105,823	2,770,446
	Astoria Financial Corp.	200,000	2,920,000
*	Atlantic Coast Financial Corp.	538,908	3,389,731
	Kearny Financial Corp.	113,212	1,540,815
	New York Community Bancorp, Inc.	500,000	7,115,000
	OceanFirst Financial Corp.	457,850	8,818,191

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	United Financial Bancorp, Inc.	477,265	$6,605,348
			33,159,531
	Total Thrifts & Mortgage Finance (Cost: $31,356,902)		33,159,531
	Total Common Stocks (Cost: $252,691,320)		295,429,058

	Warrants 0.53% (percentage of net assets)
	Banks 0.53%
	Banks - Regional 0.53%
*	M&T Bank Corp., Expires 12/23/18	40,000	1,664,000
	Total Banks (Cost: $1,281,600)		1,664,000
	Total Warrants (Cost: $1,281,600)		1,664,000

	Short-Term Instruments 3.21% (percentage of net assets)
	Money Market Fund 3.21%
	Fidelity Treasury Portfolio, Class I, 0.20%	10,000,000	10,000,000
	Total Money Market Fund (Cost: $10,000,000)		10,000,000
	Total Short-Term Instruments (Cost: $10,000,000)		10,000,000
	Total Investments 98.65% (Cost: $263,972,920)		$307,093,058
	Call option written (0.20)% (Premiums received: $577,437)		(626,000)
	Cash and other assets, less liabilities 1.55%		4,821,094
	Net Assets 100.00%		$311,288,152

	Number of Contracts
Call Option Written (0.20)% (percentage of net assets)
Banks (0.17)%
Banks - Regional (0.17)%
Citizens Financial Group, Inc., Calls
@ 25 due Jan 2017	(1,000)	(120,000)
SunTrust Banks, Inc., Calls
@ 41 due Oct 2016	(500)	(139,000)
@ 43 due Jan 2017	(500)	(132,000)
Synovus Financial Corp., Calls
@ 35 due Feb 2017	(1,000)	(80,000)
Western Alliance Bancorp, Calls
@ 40 due Dec 2016	(750)	(45,000)
Total Banks (Premiums received: $384,002)		(516,000)

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Diversified Financials (0.03)%
Consumer Finance (0.03)%
Synchrony Financial, Calls
@ 30 due Dec 2016	(500)	$(27,500)
@ 29 due Jan 2017	(500)	(57,500)
@ 31 due Jan 2017	(500)	(25,000)
Total Diversified Financials (Premiums received: $193,435)		(110,000)
Total Call Option Written (Premiums received: $577,437)		(626,000)

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2016, based on securities owned was $264,396,835.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2016 was $47,799,937 and $(5,103,714), respectively, and net unrealized appreciation was $42,696,223.

* Indicates securities that do not produce income.

a Securities or partial securities on which call/put options were written.

b Affiliated company.

c Indicates a fair valued security. Total market value for fair valued securities is $284,751, representing 0.09% of net assets.

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Long/Short

Portfolio Holdings As of September 30, 2016 (Unaudited)

		Number of Shares	Value
	Common Stocks 93.46% (percentage of net assets)
	Banks 64.53%
	Banks - Regional 56.57%
	Ameris Bancorp[a]	208,100	$7,273,095
*	Atlantic Capital Bancshares, Inc.	487,138	7,297,327
	BankUnited, Inc.	100,000	3,020,000
	BNC Bancorp[a]	712,572	17,329,751
	Boston Private Financial Holdings, Inc.	500,000	6,415,000
	Citizens Financial Group, Inc.[a,b]	400,000	9,884,000
	ConnectOne Bancorp, Inc.[a]	212,830	3,843,710
	Fidelity Southern Corp.	133,190	2,449,364
	Fifth Third Bancorp	100,000	2,046,000
*	First Foundation, Inc.	341,494	8,424,657
	First Horizon National Corp.[b]	250,000	3,807,500
	Home BancShares, Inc.[a]	263,750	5,488,637
*	HomeTrust Bancshares, Inc.[a]	254,879	4,715,261
	KeyCorp	650,000	7,910,500
	Live Oak Bancshares, Inc.	126,695	1,826,942
	Opus Bank[a]	298,980	10,574,923
	Park Sterling Corp.	25,000	203,000
	Regions Financial Corp.[a]	200,000	1,974,000
*	Seacoast Banking Corporation of Florida	212,620	3,421,056
	State Bank Financial Corp.	257,669	5,880,007
	SunTrust Banks, Inc.[b]	100,000	4,380,000
	Synovus Financial Corp.[a,b]	225,000	7,319,250
*	Triumph Bancorp, Inc.[a]	358,943	7,121,429
*	Western Alliance Bancorp[b]	150,000	5,631,000
*	Xenith Bankshares, Inc.	44,631	103,098
	Yadkin Financial Corp.[a]	676,309	17,780,164
			156,119,671
	Diversified Banks 7.96%
	Bank of America Corp.[a,b]	800,600	12,529,390
	Citigroup, Inc.[b]	200,000	9,446,000
			21,975,390
	Total Banks (Cost: $153,582,441)		178,095,061

	Diversified Financials 17.24%
	Asset Management & Custody Banks 2.00%
	Manning & Napier, Inc.	175,887	1,247,039
	Silvercrest Asset Management Group, Inc.	360,103	4,274,422
			5,521,461

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Consumer Finance 6.36%
	Discover Financial Services[b]	100,000	$5,655,000
	Synchrony Financial[b]	425,000	11,900,000
			17,555,000
	Investment Banking & Brokerage 7.90%
*	Cowen Group, Inc.	2,784,219	10,106,715
*	E*TRADE Financial Corp.[b]	200,000	5,824,000
	Houlihan Lokey, Inc.	89,080	2,231,454
	Lazard, Ltd.	100,000	3,636,000
			21,798,169
	Real Estate Investment Trust 0.98%
	Community Healthcare Trust, Inc.	123,751	2,712,622
	Total Diversified Financials (Cost: $48,932,616)		47,587,252

	Financial Services 2.37%
	Investment Banking & Brokerage 2.37%
	Morgan Stanley[b]	204,200	6,546,652
	Total Financial Services (Cost: $6,691,160)		6,546,652

	Industrials 0.25%
	Trading Companies & Distributors 0.25%
*	CAI International, Inc.	81,490	673,922
	Total Industrials (Cost: $903,997)		673,922

	Thrifts & Mortgage Finance 9.07%
	Thrifts & Mortgage Finance 9.07%
	Astoria Financial Corp.[a]	660,000	9,636,000
	New York Community Bancorp, Inc.[a]	500,000	7,115,000
	United Financial Bancorp, Inc.[a]	597,578	8,270,480
			25,021,480
	Total Thrifts & Mortgage Finance (Cost: $26,654,153)		25,021,480
	Total Common Stocks (Cost: $236,764,367)		257,924,367

	Warrants 0.60% (percentage of net assets)
	Banks 0.60%
	Banks - Regional 0.60%
*	M&T Bank Corp., Expires 12/23/18	40,000	1,664,000
	Total Banks (Cost: $1,281,600)		1,664,000
	Total Warrants (Cost: $1,281,600)		1,664,000

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Call Option Long 0.03% (percentage of net assets)
Exchange Traded Funds 0.03%
Exchange Traded Funds 0.03%
Financial Select Sector SPDR Fund, Calls
@ 20 due Dec 2016	3,000	$84,000
		84,000
Total Exchange Traded Funds (Cost: $80,762)		84,000
Total Call Option Long (Cost: $80,762)		84,000

Put Option Long 0.45% (percentage of net assets)
Banks 0.13%
Banks - Regional 0.06%
BB&T Corp., Puts, Calls
@ 35 due Oct 2016	750	12,000
@ 36 due Oct 2016	375	9,000
@ 37 due Oct 2016	750	35,250
PNC Financial Services Group, Inc., Puts
@ 82.5 due Oct 2016	750	23,250
@ 85 due Oct 2016	750	39,000
Zions Bancorp, Puts
@ 28 due Oct 2016	750	5,250
@ 29 due Oct 2016	750	12,750
@ 30 due Oct 2016	750	40,500
		177,000
Diversified Banks 0.07%
Comerica Inc., Puts
@ 43 due Oct 2016	750	15,000
@ 44 due Oct 2016	750	23,250
@ 45 due Oct 2016	750	36,750
JPMorgan Chase & Co., Puts
@ 63.5 due Oct 2016	750	7,500
@ 64 due Oct 2016	750	12,000
US Bancorp, Puts, Calls
@ 41.5 due Oct 2016	750	5,250
@ 42.5 due Oct 2016	750	16,500
@ 43 due Oct 2016	750	39,000
Wells Fargo & Co., Puts
@ 43.5 due Oct 2016	750	36,000
		191,250
Total Banks (Cost: $591,531)		368,250

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Consumer Discretionary 0.01%
Consumer Services 0.01%
H&R Block, Inc., Puts
@ 22 due Oct 2016	1,500	$22,500
		22,500
Total Consumer Services (Cost: $46,486)		22,500
Total Consumer Discretionary (Cost: $46,486)		22,500

Diversified Financials 0.12%
Asset Management & Custody Banks 0.06%
Bank of New York Mellon Corp., Puts
@ 38 due Oct 2016	750	13,500
@ 38.5 due Oct 2016	750	15,750
@ 40 due Oct 2016	750	33,750
Federated Investors, Inc., Puts
@ 30 due Oct 2016	750	—
Franklin Resources, Inc., Puts
@ 35 due Oct 2016	750	45,000
State Street Corp., Puts
@ 67.5 due Oct 2016	375	27,750
T Rowe Price Group, Inc., Puts
@ 65 due Oct 2016	375	24,375
		160,125
Consumer Finance 0.02%
American Express Co., Puts
@ 62 due Oct 2016	750	10,500
@ 63 due Oct 2016	750	48,000
Capital One Financial Corp., Puts
@ 68 due Oct 2016	750	8,250
		66,750
Financial Exchanges & Data 0.02%
Nasdaq, Inc., Puts
@ 67.5 due Oct 2016	375	41,250
Investment Banking & Brokerage 0.02%
Charles Schwab Corp., Puts
@ 30.5 due Oct 2016	750	15,000
@ 31 due Oct 2016	750	15,000
TD Ameritrade Holding Corp., Puts
@ 32 due Oct 2016	750	7,500
@ 33 due Oct 2016	1,500	30,000
		67,500
Total Diversified Financials (Cost: $566,426)		335,625

Exchange Traded Funds 0.13%
Exchange Traded Funds 0.13%
Financial Select Sector SPDR Fund, Puts
@ 18 due Oct 2016	3,000	21,000
@ 18.5 due Oct 2016	3,000	30,000
@ 19 due Oct 2016	1,500	34,500

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 19 due Oct 2016	1,500	$22,500
iShares Russell 2000 ETF, Puts
@ 117 due Oct 2016	750	3,000
@ 120 due Oct 2016	750	33,750
@ 121 due Oct 2016	375	19,500
@ 122 due Oct 2016	375	30,375
@ 122 due Oct 2016	750	27,750
SPDR S&P Bank ETF, Puts
@ 31 due Oct 2016	750	3,750
@ 32 due Oct 2016	750	7,500
SPDR S&P Regional Banking ETF, Puts
@ 41.5 due Oct 2016	750	25,500
@ 41.5 due Oct 2016	750	12,000
SPDR S&P500 ETF Trust, Puts
@ 208 due Oct 2016	375	4,125
@ 210 due Oct 2016	750	39,000
@ 211 due Oct 2016	375	23,250
@ 212 due Oct 2016	750	27,750
		365,250
Total Exchange Traded Funds (Cost: $620,063)		365,250

Insurance 0.06%
Multi-line Insurance 0.02%
American International Group Inc., Puts
@ 58 due Oct 2016	750	9,750
Hartford Financial Services Group, Inc., Puts
@ 42.5 due Oct 2016	750	38,250
		48,000
Property & Casualty Insurance 0.04%
Allstate Corp., Puts
@ 65 due Oct 2016	750	9,000
@ 67.5 due Oct 2016	750	33,000
XL Group Ltd, Puts
@ 32 due Nov 2016	750	41,250
@ 33 due Oct 2016	750	24,750
		108,000
Total Insurance (Cost: $194,274)		156,000
Total Put Option Long (Cost: $2,018,780)		1,247,625

	Number of Shares
Short-Term Instruments 3.45% (percentage of net assets)
Money Market Fund 3.45%
Fidelity Treasury Portfolio, Class I, 0.20%	9,522,777	9,522,777
Total Money Market Fund (Cost: $9,522,777)		9,522,777
Total Short-Term Instruments (Cost: $9,522,777)		9,522,777

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Total Investments 97.99% (Cost: $249,668,286)		$270,442,769
	Short Sales (20.82)% (Proceeds: $53,205,125)		(57,473,375)
	Call option written (1.06)% (Premiums received: $2,083,261)		(2,925,875)
	Put option written 0.0% (Premiums received: $31,043)[c]		(1,200)
	Cash and other assets, less liabilities 23.89%		65,942,400
	Net Assets 100.00%		$275,984,719

	Short Sales (20.82)% (percentage of net assets)
	Banks (7.75)%
	Banks - Regional (7.75)%
	BOK Financial Corp.	(24,350)	(1,679,420)
	Cathay General Bancorp	(45,000)	(1,385,100)
	City Holding Co.	(25,000)	(1,257,250)
	Columbia Banking System, Inc.	(45,000)	(1,472,400)
	Commerce Bancshares, Inc.	(90,000)	(4,433,400)
	Cullen/Frost Bankers, Inc.	(60,000)	(4,316,400)
	First Republic Bank	(22,500)	(1,734,975)
*	Hilltop Holdings, Inc.	(67,500)	(1,516,050)
	Investors Bancorp, Inc.	(60,000)	(720,600)
	People's United Financial, Inc.	(90,000)	(1,423,800)
	Trustmark Corp.	(52,500)	(1,446,900)
			(21,386,295)
	Total Banks (Proceeds received: $20,259,102)		(21,386,295)

	Diversified Financials (7.88)%
	Asset Management & Custody Banks (2.81)%
	BlackRock, Inc.	(12,120)	(4,393,015)
	Federated Investors, Inc.	(113,750)	(3,370,413)
			(7,763,428)
	Financial Exchanges & Data (2.82)%
	Moody's Corp.	(45,700)	(4,948,395)
	Nasdaq, Inc.	(42,000)	(2,836,680)
			(7,785,075)
	Multi-line Insurance (2.25)%
	Marsh & McLennan Cos, Inc.	(92,340)	(6,209,865)
	Total Diversified Financials (Proceeds received: $19,743,889)		(21,758,368)

	Information Technology (0.99)%
	Application Software (0.99)%
	Fair Isaac Corp.	(22,020)	(2,743,472)
	Total Information Technology (Proceeds received: $2,254,602)		(2,743,472)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Shares	Value
Insurance (1.50)%
Property & Casualty Insurance (1.50)%
Axis Capital Holdings, Ltd.	(51,000)	$(2,770,830)
Cincinnati Financial Corp.	(18,000)	(1,357,560)
		(4,128,390)
Total Insurance (Proceeds received: $4,155,813)		(4,128,390)

Thrifts & Mortgage Finance (2.70)%
Thrifts & Mortgage Finance (2.70)%
Northwest Bancshares, Inc.	(135,000)	(2,120,850)
Washington Federal, Inc.	(200,000)	(5,336,000)
		(7,456,850)
Total Thrifts & Mortgage Finance (Proceeds received: $6,791,719)		(7,456,850)
Total Short Sales (Proceeds: $53,205,125)		(57,473,375)

	Number of Contracts
Call Option Written (1.06)% (percentage of net assets)
Banks (0.59)%
Banks - Regional (0.30)%
Citizens Financial Group, Inc., Calls
@ 25 due Jan 2017	(1,500)	(180,000)
First Horizon National Corp., Calls
@ 14 due Nov 2016	(1,000)	(135,000)
@ 15 due Nov 2016	(750)	(45,000)
@ 15 due Feb 2017	(750)	(71,250)
SunTrust Banks, Inc., Calls
@ 41 due Oct 2016	(500)	(139,000)
@ 43 due Jan 2017	(500)	(132,000)
Synovus Financial Corp., Calls
@ 35 due Feb 2017	(1,000)	(80,000)
Western Alliance Bancorp, Calls
@ 40 due Dec 2016	(750)	(45,000)
		(827,250)
Diversified Banks (0.29)%
Bank of America Corp., Calls
@ 15 due Nov 2016	(1,000)	(108,000)
@ 15 due Jan 2017	(1,000)	(130,000)
@ 16 due Jan 2017	(2,000)	(144,000)
@ 17 due Feb 2017	(2,000)	(92,000)
Citigroup, Inc., Calls
@ 45 due Oct 2016	(500)	(139,000)
@ 47 due Jan 2017	(500)	(145,000)
@ 52.5 due Jan 2017	(500)	(37,000)
@ 55 due Jan 2017	(500)	(16,500)
		(811,500)
Total Banks (Premiums received: $1,291,037)		(1,638,750)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Diversified Financials (0.47)%
Consumer Finance (0.06)%
Discover Financial Services, Calls
@ 60 due Oct 2016	(250)	$(1,250)
@ 62.5 due Jan 2017	(500)	(31,000)
@ 65 due Apr 2017	(125)	(8,125)
Synchrony Financial, Calls
@ 30 due Dec 2016	(750)	(41,250)
@ 29 due Jan 2017	(500)	(57,500)
@ 31 due Jan 2017	(500)	(25,000)
@ 36 due Jan 2017	(1,000)	—
		(164,125)
Investment Banking & Brokerage (0.41)%
E*TRADE Financial Corp., Calls
@ 32 due Oct 2016	(500)	(500)
@ 27 due Jan 2017	(1,000)	(338,000)
@ 34 due Jan 2017	(500)	(17,500)
Morgan Stanley, Calls
@ 28 due Jan 2017	(1,000)	(442,000)
@ 30 due Jan 2017	(1,000)	(325,000)
		(1,123,000)
Total Diversified Financials (Premiums received: $792,224)		(1,287,125)
Total Call Option Written (Premiums received: $2,083,261)		(2,925,875)

Put Option Written 0.0%[c] (percentage of net assets)
DIVERSIFIED FINANCIALS (0.00)%[c]
Financial Exchanges & Data (0.00)%[c]
Moody's Corp., Puts
@ 85 due Nov 2016	(150)	(1,200)
Total Diversified Financials (Premiums received: $31,043)		(1,200)
Total Put Option Written (Premiums received: $31,043)		(1,200)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2016, based on securities owned was $250,150,400.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2016 was $28,484,833 and $(8,192,464), respectively, and net unrealized appreciation was $20,292,369.

* Indicates securities that do not produce income.

a Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $70,352,500. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

b Securities or partial securities on which call/put options were written.

c Rounds to less than 0.005%.

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – September 30, 2016 (Unaudited)

Organization

RMB Investors Trust (the “Trust”) was established as a Delaware business trust in 1989 as Burnham Investors Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The name of the Trust was changed to RMB Investors Trust effective July 1, 2016 in connection with the Trust’s change in investment advisor to RMB Capital Management. The RMB Fund is diversified and seeks capital appreciation, mainly long term. The RMB Mendon Financial Services Fund is diversified and seeks capital appreciation and RMB Mendon Financial Long/Short Fund is non-diversified and seeks capital appreciation.

1. Valuing Securities Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Fair Value Pricing

Each Fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A Fund that uses fair value to price securities may value those securities higher or lower than a Fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Notes to Portfolio Holdings – September 30, 2016 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended September 30, 2016, the RMB Mendon Financial Long/Short Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, US government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended September 30, 2016, only the RMB Mendon Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the funds understanding of the applicable country’s tax rules and rates.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of September 30, 2016, no securities were out on loan.

Notes to Portfolio Holdings – September 30, 2016 (Unaudited)

3. Transactions with Affiliated Securities

During the period ended September 30, 2016, RMB Mendon Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/15	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 9/30/16	Dividend Income

First Bancshares, Inc.	$5,582,421	$475,134	$—	$—	$392,136	$6,449,691	$35,277
Peregrine Holdings LLC	$288,427	$—	$—	$(3,676)	$—	$284,751	$—
Totals	$5,870,848	$475,134	$—	$(3,676)	$392,136	$6,734,442	$35,277

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2016, RMB Mendon Financial Services Fund owned the following restricted security, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

	Description,
	Date of Purchase
Fund	% of Net Assets	Shares	Cost	Value
RMB Mendon Financial Services Fund	Peregrine Holdings LLC	275,000	$284,751	$284,751
	5/31/2002
	0.09%

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Notes to Portfolio Holdings – September 30, 2016 (Unaudited)

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2016	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock:
Consumer Discretionary	15,082,500	—	—	15,082,500
Consumer Staples	16,077,582	—	—	16,077,582
Energy	8,003,114	—	—	8,003,114
Financial Services	10,723,932	—	—	10,723,932
Health Care	6,040,315	—	—	6,040,315
Industrials	5,234,810	—	—	5,234,810
Information Technology	25,849,021	—	—	25,849,021
Telecommunications Services	2,599,000	—	—	2,599,000
Short-Term Instruments	—	3,500,000	—	3,500,000
Total	$89,610,274	$3,500,000	$—	$93,110,274
Liabilities
Written Options	(389,920)	—	—	(389,920)
Total	$(389,920)	$—	$—	$(389,920)
RMB Mendon Financial Services Fund
Assets
Common Stock:
Banks	$243,113,300	$—	$—	$243,113,300
Diversified Financials	18,607,994	—	284,751	18,892,745
Industrials	263,482	—	—	263,482
Thrifts & Mortgage Finance	33,159,531	—	—	33,159,531
Warrants:
Banks	1,664,000	—	—	1,664,000
Short-Term Instruments	-	10,000,000	—	10,000,000
Total	$296,808,307	$10,000,000	$284,751	$307,093,058
Liabilities
Written Options	(626,000)	—	—	(626,000)

Total	$(626,000)	$—	$—	$(626,000)

Notes to Portfolio Holdings – September 30, 2016 (Unaudited)

At September 30, 2016	Level 1	Level 2	Level 3	Total
RMB Mendon Financial Long/Short Fund
Assets
Common Stock:
Banks	$178,095,061	$—	$—	$178,095,061
Diversified Financials	47,587,252	—	—	47,587,252
Financial Services	6,546,652	—	—	6,546,652
Industrials	673,922	—	—	673,922
Thrifts & Mortgage Finance	25,021,480	—	—	25,021,480
Warrants:
Banks	1,664,000	—	—	1,664,000
Options-Long	1,331,625	—	—	1,331,625
Short-Term Instruments	—	9,522,777	—	9,522,777
Total	$260,919,992	$9,522,777	$—	$270,442,769
Liabilities
Short Sales	(57,473,375)	—	—	(57,473,375)
Written Options	(2,927,075)	—	—	(2,927,075)
Total	$(60,400,450)	$—	$—	$(60,400,450)

During the period ended September 30, 2016, there were no transfers between any levels.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2016:

RMB Mendon Financial Services Fund	Level 3 Assets
Common Stock:
Balance, January 1, 2016	$288,427
Sale	—
Realized (loss)	(3,676)
Change in Unrealized (Depreciation)	—
Balance, September 30, 2016	$284,751

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2016 are as follows:

RMB Mendon Financial Services Fund	Fair Value at 9/30/2016	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$284,751	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date November 21, 2016

By (signature and title)*	/s/ Pat A. Colletti,
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date November 21, 2016